Note 24 - Revenue, Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of revenue [text block]
24.	Revenues, net

a)	Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
	2025	2024	2023
Type of goods or service
Hardware sales
-Video IoT	$-	$-	$-
-Security Convergence	-	-	62,363
Software sales
-Video IoT	-	15,361	87,306
-Security Convergence	-	-	-
Service revenue
-Video IoT	3,520,453	2,763,050	2,818,014
-Security Convergence	97,840,204	71,895,619	61,727,308
Revenue from contracts with customers	$101,360,657	$74,674,030	$64,694,991

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA regions:

Year ended December 31, 2025	Hardware	Software	Service	Total
Total revenue streams	$60,059,116	$-	$106,022,252	$166,081,368
Inter-revenue streams	(60,059,116)	-	(4,661,595)	(64,720,711)
Revenue from contracts with customers	$-	$-	$101,360,657	$101,360,657
Timing of revenue recognition
At a point in time	$-	$-	$-	$-
Over time	-	-	101,360,657	101,360,657
Revenue from contracts with customers	$-	$-	$101,360,657	$101,360,657

Year ended December 31, 2024	Hardware	Software	Service	Total
Total revenue streams	$1,926	$15,361	$104,465,754	$104,483,041
Inter-revenue streams	(1,926)	-	(29,807,085)	(29,809,011)
Revenue from contracts with customers	$-	$15,361	$74,658,669	$74,674,030
Timing of revenue recognition
At a point in time	$-	$15,361	$-	$15,361
Over time	-	-	74,658,669	74,658,669
	$-	$15,361	$74,658,669	$74,674,030

Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from contracts with customers	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991

b)	Contract assets and contract liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	As of December 31,
	2025	2024

Contract assets relating to service contracts	$57,853,030	$34,306,195

Contract liabilities relating to service contracts	$1,305,644	$273,227

Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Year ended December 31,
	2025	2024
Service revenue	$249,041	$53,769

c)	Significant changes in contract assets

As of December 31, 2025 and 2024, contract assets increased primarily due to higher revenues in 2025 compared to 2024 leading to an increase in satisfaction of performance obligations under the customer contracts prior to the achievement of billing milestones. Contract assets were partially derecognized by invoicing the customers upon the achievement of billing milestones, at which point the related amounts were reclassified to accounts receivable, and by currency exchange losses primarily due to depreciation of the Egyptian pound against the U.S. dollar.

d)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of December 31, 2025 and 2024, amounting to $101,314,663 and $170,913,623, respectively based on the currency conversion rate as of December 31, 2025 and 2024, respectively. During the year ended December 31, 2023, the Company entered into a significant firm-fixed price contract for building a secure governmental air-gapped network for the Government of Egypt (“GoE”) (“Egypt Contract”), denominated in EGP, which includes revenues of approximately EGP 8.4 billion.

Management expects that the transaction price allocated to the unsatisfied contracts as of December 31, 2025 and 2024, will be recognized as revenue from 2026 to 2027 and from year 2025 to 2027, respectively. Except for the above mentioned contracts, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.